Risk Lose Money [Member] Investment Objectives and Goals - Wilmington Global Alpha Equities Fund	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	WILMINGTON GLOBAL ALPHA EQUITIES FUND SUMMARY
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks to achieve long-term growth of capital with lower volatility than broader equity markets.